Loans (Details) - Schedule of Allowance for Loan Losses by Portfolio Segment - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
One- to four-family [Member]
Residential real estate
Beginning balance	$ 800	$ 794
Provision (credit) for loan losses	73	37
Loans charged off	(29)	(31)
Recoveries	13
Ending balance	857	800
Multi-family [Member]
Residential real estate
Beginning balance	231	291
Provision (credit) for loan losses	47	(60)
Loans charged off
Recoveries
Ending balance	278	231
Construction [Member]
Residential real estate
Beginning balance	4	12
Provision (credit) for loan losses	37	(8)
Loans charged off
Recoveries
Ending balance	41	4
Land [Member]
Residential real estate
Beginning balance	3	3
Provision (credit) for loan losses	(2)
Loans charged off
Recoveries
Ending balance	1	3
Farm [Member]
Residential real estate
Beginning balance	5	5
Provision (credit) for loan losses	(1)
Loans charged off
Recoveries
Ending balance	4	5
Nonresidential real estate [Member]
Residential real estate
Beginning balance	461	494
Provision (credit) for loan losses	(64)	(33)
Loans charged off
Recoveries	8
Ending balance	405	461
Commercial and industrial [Member]
Residential real estate
Beginning balance	2	5
Provision (credit) for loan losses	21	(3)
Loans charged off
Recoveries
Ending balance	23	2
Loans on deposits [Member]
Residential real estate
Beginning balance	1	2
Provision (credit) for loan losses		(1)
Loans charged off
Recoveries
Ending balance	1	1
Home equity [Member]
Residential real estate
Beginning balance	21	15
Provision (credit) for loan losses	2	6
Loans charged off
Recoveries
Ending balance	23	21
Automobile [Member]
Residential real estate
Beginning balance
Provision (credit) for loan losses
Loans charged off
Recoveries
Ending balance
Unsecured [Member]
Residential real estate
Beginning balance	1	1
Provision (credit) for loan losses		2
Loans charged off		(4)
Recoveries		2
Ending balance	1	1
Total [Member]
Residential real estate
Beginning balance	1,529	1,622
Provision (credit) for loan losses	113	(60)
Loans charged off	(29)	(35)
Recoveries	21	2
Ending balance	$ 1,634	$ 1,529